SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Ordinary shares issued for service		4,000,000	4,600,000
Public offering price			$ 51.00
Total net proceeds received from offering					$ 52,575	$ 88,468
Share based compensation number of shares available for grant					367,055
Share based compensation expiration period					10 years
Share based compensation vesting period					4 years
Unrecognized share based compensation expense					$ 33,559
Unrecognized share based compensation expense recognition period					2 years 11 months 26 days
Warrants donated	15,000
Warrants exercise price	$ 2.21
Share based compensation expenses	$ 19				$ 7,049	$ 1,573	$ 403
Expected dividend yield					0.00%	0.00%	0.00%
Fair value of shares per share					$ 45.14
IPO
Class of Stock [Line Items]
Ordinary shares issued for service				6,164,000
Public offering price				$ 16.00
Total net proceeds received from offering				$ 88,468
Underwriting discounts and commissions				6,904
Other offering expense				$ 3,846
IPO | Excluding Underwriter Option
Class of Stock [Line Items]
Ordinary shares issued for service				5,360,000
Secondary Offering
Class of Stock [Line Items]
Ordinary shares issued for service		900,000
Public offering price		$ 61.00
Total net proceeds received from offering		$ 52,575
Underwriting discounts and commissions		2,196
Other offering expense		$ 129
Over-Allotment Option
Class of Stock [Line Items]
Ordinary shares issued for service				804,000
Public offering price				$ 16.00
Offering expense included in additional paid-in capital balance				$ 592